Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Details of trade and other payables

	As of December 31,
(in thousands of euros)	2024	2023
Fixed asset payables	—	173
Accrued expenses - clinical trials	15,550	11,369
Trade payables & other accruals	4,484	6,695
Total trade and other payables	20,036	18,237

Disclosure of other current liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Tax liabilities	537	451
Payroll tax and other payroll liabilities	6,334	6,928
Other payables	672	247
Other current liabilities	7,543	7,627

Disclosure of deferred income and contract liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Deferred income	61	128
Current contract liabilities	18,100	18,100
Deferred income and current contract liabilities	18,161	18,228

Disclosure of refund liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Non current refund liabilities	27,778	—
Current refund liabilities	7,835	—
Refund liabilities	35,613	—